UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.4%
Equity – 33.4%
2,091,109	Goldman Sachs Large Cap Value Insights Fund	$ 35,925,255
3,362,609	Goldman Sachs International Equity Insights Fund	35,778,162
1,436,004	Goldman Sachs Large Cap Growth Insights Fund	33,616,857
869,016	Goldman Sachs Large Cap Value Fund	15,390,276
1,111,094	Goldman Sachs Strategic Growth Fund	14,422,007
904,377	Goldman Sachs Emerging Markets Equity Insights Fund	7,777,644
315,345	Goldman Sachs Real Estate Securities Fund	6,581,260
567,067	Goldman Sachs International Small Cap Insights Fund	5,801,092
602,042	Goldman Sachs International Real Estate Securities Fund	3,895,212
64,831	Goldman Sachs Small Cap Equity Insights Fund	1,354,967

		160,542,732

Fixed Income – 50.9%
11,241,761	Goldman Sachs Global Income Fund	143,220,040
3,565,991	Goldman Sachs Strategic Income Fund	35,873,867
4,259,852	Goldman Sachs High Yield Fund	29,052,188
3,140,138	Goldman Sachs Local Emerging Markets Debt Fund	21,886,763
1,184,609	Goldman Sachs Emerging Markets Debt Fund	14,629,917

		244,662,775

Dynamic – 16.1%
5,560,657	Goldman Sachs Dynamic Allocation Fund	60,388,732
1,572,230	Goldman Sachs Managed Futures Strategy Fund	16,885,747

		77,274,479

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.4%		$482,479,986

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(2,035,102)

NET ASSETS – 100.0%		$480,444,884

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2015, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$490,038,485

Gross unrealized gain	9,357,890
Gross unrealized loss	(16,916,389)

Net unrealized security loss	$(7,558,499)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 100.2%
11,151,894	Goldman Sachs International Equity Insights Fund	$118,656,156
4,133,820	Goldman Sachs Large Cap Value Insights Fund	71,019,031
2,670,522	Goldman Sachs Large Cap Growth Insights Fund	62,516,925
1,715,770	Goldman Sachs Large Cap Value Fund	30,386,294
3,414,593	Goldman Sachs Emerging Markets Equity Insights Fund	29,365,504
2,071,558	Goldman Sachs Strategic Growth Fund	26,888,821
1,102,423	Goldman Sachs International Small Cap Insights Fund	11,277,788
432,169	Goldman Sachs Small Cap Equity Insights Fund	9,032,324
364,980	Goldman Sachs Real Estate Securities Fund	7,617,135
1,170,286	Goldman Sachs International Real Estate Securities Fund	7,571,750

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2%		$374,331,728

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(593,688)

NET ASSETS – 100.0%		$373,738,040

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2015, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$332,901,493

Gross unrealized gain	67,494,378
Gross unrealized loss	(26,064,143)

Net unrealized security gain	$41,430,235

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.1%
Equity – 54.6%
13,770,681	Goldman Sachs International Equity Insights Fund	$146,520,041
6,346,593	Goldman Sachs Large Cap Value Insights Fund	109,034,469
4,449,011	Goldman Sachs Large Cap Growth Insights Fund	104,151,355
2,635,440	Goldman Sachs Large Cap Value Fund	46,673,640
3,446,914	Goldman Sachs Strategic Growth Fund	44,740,940
4,317,312	Goldman Sachs Emerging Markets Equity Insights Fund	37,128,882
1,742,115	Goldman Sachs International Small Cap Insights Fund	17,821,841
576,811	Goldman Sachs Real Estate Securities Fund	12,038,049
1,849,478	Goldman Sachs International Real Estate Securities Fund	11,966,125
417,764	Goldman Sachs Small Cap Equity Insights Fund	8,731,258

		538,806,600

Fixed Income – 29.4%
10,769,675	Goldman Sachs Global Income Fund	137,205,665
7,269,543	Goldman Sachs High Yield Fund	49,578,285
4,868,954	Goldman Sachs Strategic Income Fund	48,981,676
4,983,134	Goldman Sachs Local Emerging Markets Debt Fund	34,732,445
1,617,356	Goldman Sachs Emerging Markets Debt Fund	19,974,349

		290,472,420

Dynamic – 16.1%
11,388,272	Goldman Sachs Dynamic Allocation Fund	123,676,639
3,219,741	Goldman Sachs Managed Futures Strategy Fund	34,580,022

		158,256,661

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.1%		$987,535,681

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(736,066)

NET ASSETS – 100.0%		$986,799,615

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2015, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$950,080,696

Gross unrealized gain	65,370,158
Gross unrealized loss	(27,915,173)

Net unrealized security gain	$37,454,985

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 76.4%
18,365,387	Goldman Sachs International Equity Insights Fund	$195,407,716
7,317,753	Goldman Sachs Large Cap Value Insights Fund	125,718,991
5,216,798	Goldman Sachs Large Cap Growth Insights Fund	122,125,236
6,425,678	Goldman Sachs Emerging Markets Equity Insights Fund	55,260,830
3,038,278	Goldman Sachs Large Cap Value Fund	53,807,902
4,043,371	Goldman Sachs Strategic Growth Fund	52,482,960
2,057,141	Goldman Sachs International Small Cap Insights Fund	21,044,555
681,067	Goldman Sachs Real Estate Securities Fund	14,213,864
2,183,780	Goldman Sachs International Real Estate Securities Fund	14,129,057
605,717	Goldman Sachs Small Cap Equity Insights Fund	12,659,494

		666,850,605

Fixed Income – 7.7%
2,156,119	Goldman Sachs Strategic Income Fund	21,690,553
3,041,740	Goldman Sachs High Yield Fund	20,744,667
2,282,177	Goldman Sachs Local Emerging Markets Debt Fund	15,906,771
716,100	Goldman Sachs Emerging Markets Debt Fund	8,843,841

		67,185,832

Dynamic – 16.1%
10,085,915	Goldman Sachs Dynamic Allocation Fund	109,533,038
2,851,615	Goldman Sachs Managed Futures Strategy Fund	30,626,341

		140,159,379

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2%		$874,195,816

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.0%
Repurchase Agreement – 0.0%
Joint Repurchase Agreement Account II
$100,000	0.141%	04/01/15	$ 100,000

TOTAL INVESTMENTS – 100.2%			$874,295,816

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(1,618,578)

NET ASSETS – 100.0%			$872,677,238

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Joint repurchase agreement was entered into on March 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2015, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$798,468,691

Gross unrealized gain	104,124,272
Gross unrealized loss	(28,297,147)

Net unrealized security gain	$75,827,125

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.1%
Equity – 55.7%
8,909,355	Goldman Sachs Real Estate Securities Fund	$ 185,938,230
27,053,543	Goldman Sachs International Real Estate Securities Fund	175,036,424
10,521,109	Goldman Sachs International Small Cap Insights Fund	107,630,943
3,644,159	Goldman Sachs International Small Cap Fund	71,972,149
8,266,956	Goldman Sachs Emerging Markets Equity Insights Fund	71,095,821
3,367,872	Goldman Sachs Emerging Markets Equity Fund	57,422,215

		669,095,782

Fixed Income – 44.4%
12,768,680	Goldman Sachs Emerging Markets Debt Fund	157,693,195
22,009,955	Goldman Sachs High Yield Fund	150,107,891
9,824,230	Goldman Sachs High Yield Floating Rate Fund	97,554,600
10,266,327	Goldman Sachs Local Emerging Markets Debt Fund	71,556,299
15,641,285	Goldman Sachs Commodity Strategy Fund	57,403,517

		534,315,502

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.1%		$1,203,411,284

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(806,050)

NET ASSETS – 100.0%		$1,202,605,234

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2015, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,176,222,629

Gross unrealized gain	115,331,380
Gross unrealized loss	(88,142,725)

Net unrealized security gain	$27,188,655

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Portfolios’ valuation policy, as well as the Underlying Funds, is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Fund invests primarily in other mutual funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between a Portfolio and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Portfolio could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Portfolio’s interest in the collateral is not enforceable, resulting in additional losses to the Portfolio.

C. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

D. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of March 31, 2015:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$160,542,732	$—	$—
Fixed Income Underlying Funds	244,662,775	—	—
Dynamic Underlying Funds	77,274,479	—	—
Total	$482,479,986	$—	$—

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$374,331,728	$—	$—

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$538,806,600	$—	$—
Fixed Income Underlying Funds	290,472,420	—	—
Dynamic Underlying Funds	158,256,661	—	—
Total	$987,535,681	$—	$—

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$666,850,605	$—	$—
Fixed Income Underlying Funds	67,185,832	—	—
Dynamic Underlying Funds	140,159,379	—	—
Short-term Investments	—	100,000	—
Total	$874,195,816	$100,000	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$669,095,782	$—	$—
Fixed Income Underlying Funds	534,315,502	—	—
Total	$1,203,411,284	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2015, the Growth Strategy Portfolio had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of April 1, 2015, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$ 100,000	$100,000	$102,233

REPURCHASE AGREEMENTS — At March 31, 2015, the Principal Amount of the Growth Strategy Portfolio’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amount
BNP Paribas Securities Co.	0.130%	$46,835
Citigroup Global Markets, Inc.	0.150	30,216
Merrill Lynch & Co., Inc.	0.150	22,949
TOTAL		$100,000

At March 31, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Banks	0.250% to 2.350%	01/22/16 to 08/08/22
Federal Home Loan Mortgage Corp.	0.000 to 8.500	05/15/15 to 03/01/45
Federal National Mortgage Association	2.500 to 5.000	11/01/20 to 03/01/45
Government National Mortgage Association	3.000 to 6.000	07/15/27 to 03/20/45
U.S. Treasury Note	2.375	08/15/24

The Portfolios’ risks include, but are not limited to, the following:

Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Portfolios may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolios invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolios has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolios also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 29, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date May 29, 2015

*	Print the name and title of each signing officer under his or her signature.